Loan Portfolio and Allowance for Credit Losses, Type of Collateral Dependent Loans by Portfolio Segment (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Loans and Leases Receivable [Abstract]
Total loans	$ 4,733,201
Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	25,695
Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans	231,011
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	209,922
Commercial [Member] | Commercial Real Estate [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	312
Commercial [Member] | Commercial Real Estate [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Commercial [Member] | Commercial Real Estate [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	21,089
Commercial [Member] | Other [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	334
Commercial [Member] | Other [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Commercial [Member] | Other [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans	4,489,883
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans	4,146,902
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	21,467
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans	56,549
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	236
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans	286,432
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	3,264
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans	12,307
Installment [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans	82
Installment [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans	0
Installment [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans	$ 0